Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Fixed Production Overhead To Cost Of Sales	$ 2,735	$ 2,757	$ 3,232
- Inventory provision (note 6)	$ 2,529	$ 1,231	$ 6,377